ALPHA SPA (Details Narrative) - USD ($)	Apr. 19, 2024	Aug. 30, 2024	Aug. 24, 2024
IfrsStatementLineItems [Line Items]
Notional amount		$ 223,700	$ 407,000
Stock purchase agreement [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 30,000,000
Stock purchase agreement [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Purchase price description	purchase up to $